Share Capital (Narrative) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares yr $ / shares	Jan. 31, 2017 shares	Jun. 27, 2007 shares
Disclosure of classes of share capital [line items]
Common share issued	396,616	128,750
Common stock called by warrant		625,000
Price per share | $ / shares	$ 0.7797	$ 0.7797
Share-based compensation | $	$ 1,318,000	$ 1,742,000
Capital reserve | $		$ 1,544,000
Number of outstanding share options vested and exercisable		2,242,333
Number of options outstanding	21,659,002	22,692,002	20,962,002
Share capital | $	$ 269,516,000	$ 271,269,000
Weighted average share price | $		$ 1
Exercise of share options		815,500
Warrant [Member]
Disclosure of classes of share capital [line items]
Common share issued		742,000
Common stock called by warrant	6,458,001
Price per share | $ / shares	$ 0.8231
Number of options outstanding	21,322,212	27,189,713	27,780,213
Weighted average share price | $		$ 0.99
Warrant [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr		0.25
Warrant [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr		2.83
Land Purchase Options [Member]
Disclosure of classes of share capital [line items]
Proceeds from common share | $	$ 256,000	$ 123,000
Omnibus Plan [Member]
Disclosure of classes of share capital [line items]
Common share issued				2,500,000
Share-based compensation | $	1,550,000	2,202,000
Capital amount to property | $	232,000	460,000
Capital reserve | $	1,111,000	1,787,000
Additional paid-in capital | $	439,000	310,000
Share capital | $		105,000
Share Options [Member]
Disclosure of classes of share capital [line items]
Share-based compensation | $	368,000	$ 803,000
Share Options [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr		0.08
Share Options [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr		9.18
Restricted Stock Unit [Member]
Disclosure of classes of share capital [line items]
Proceeds from common share | $	1,182,000	$ 1,294,000
Share-based compensation | $		105,000
Vesting of restricted share units | $	$ 365,000	$ 783,000
Number of share units settled upon vesting options		316,714
Proceeds cash from vesting options | $		$ 377,000
Permits [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		883,333
Number of options outstanding		134,891
Production [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		699,000
Number of options outstanding		410,701
Other [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		60,000
June 2019 [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		300,000
June 2020 [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		300,000
RestrictedShareUnit (RSU) [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		523,222
Number of options outstanding	3,281,030	3,347,907	2,618,020
Fair value of option | $		$ 1,135,000
Number of share units settled upon vesting options		721,961
Construction Finance [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		750,000
January 2019 and June 2020 [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		1,529,093
Milestone 4 Bonus Shares [Member]
Disclosure of classes of share capital [line items]
Fair value of option | $	$ 279,000	$ 25,000